Leases	12 Months Ended
Sep. 30, 2016
Leases [Abstract]
Lessee Disclosure [Text Block]
12.  LEASES
Lessee Accounting
Capital leases, primarily for the right to use machinery and equipment, are included with owned plant and equipment on the consolidated balance sheet in the amount of $22.4 and $12.5 at 30 September 2016 and 2015, respectively. Related amounts of accumulated depreciation are $4.5 and $4.0, respectively.
Operating leases principally relate to real estate and also include aircraft, distribution equipment, and vehicles. Certain leases include escalation clauses, renewal, and/or purchase options. Rent expense is recognized on a straight-line basis over the minimum lease term. Rent expense under operating leases, including month-to-month agreements, was $67.6 in 2016, $70.4 in 2015, and $79.4 in 2014.
At 30 September 2016, minimum payments due under leases associated with continuing operations are as follows:

	Capital Leases	Operating Leases
2017	$2.0	$60.0
2018	1.8	54.9
2019	1.6	43.7
2020	1.6	32.8
2021	2.7	26.8
Thereafter	21.3	91.6
Total	$31.0	$309.8

The present value of the above future capital lease payments totaled $10.2. Refer to Note 15, Debt.
In addition to the operating lease payments disclosed above, future minimum payments due under leases related to the Energy-from-Waste discontinued operations (i.e., Tees Valley, United Kingdom ) include approximately $2 in each of the next five years and $40 thereafter, for a total lease commitment of approximately $50.

Lessor Disclosure [Text Block]
Lessor Accounting
As discussed under Revenue Recognition in Note 1, Major Accounting Policies, certain contracts associated with facilities that are built to provide product to a specific customer are required to be accounted for as leases. Lease receivables, net, are primarily included in noncurrent capital lease receivables on our consolidated balance sheets, with the remaining balance in other receivables and current assets.
The components of lease receivables were as follows:

30 September	2016	2015
Gross minimum lease payments receivable	$2,072.6	$2,305.9
Unearned interest income	(762.7)	(882.1)
Lease Receivables, net	$1,309.9	$1,423.8

Lease payments collected in 2016, 2015, and 2014 were $186.0, $146.6, and $132.9, respectively. These payments reduced the lease receivable balance by $85.5, $68.8, and $72.5 in 2016, 2015, and 2014, respectively.
At 30 September 2016, minimum lease payments expected to be collected are as follows:

2017	$182.7
2018	181.4
2019	175.9
2020	171.1
2021	165.1
Thereafter	1,196.4
Total	$2,072.6